Subsequent Events - Additional Information (Detail) - Major purchases of assets [member] $ in Millions	Mar. 14, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of economic interest assuming bonds are converted	47.35%
TAP [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	6.10%
Purchase price of assets	$ 25
Percentage of convertible bond	41.25%
Atlantic Gateway [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting rights	20.00%
Percentage of economic rights	35.60%